Loan Servicing	12 Months Ended
Dec. 31, 2017
Transfers and Servicing of Financial Assets [Abstract]
Loan Servicing
Loan Servicing
Park serviced sold mortgage loans of $1,371 million at December 31, 2017, compared to $1,330 million at December 31, 2016 and $1,276 million at December 31, 2015. At December 31, 2017, $3.0 million of the sold mortgage loans were sold with recourse compared to $4.1 million at December 31, 2016 and $5.4 million at December 31, 2015. Management closely monitors the delinquency rates on the mortgage loans sold with recourse. As of December 31, 2017 and 2016, management had established a reserve of $270,000 and $266,000, respectively, to account for future loan repurchases.

When Park sells mortgage loans with servicing rights retained, servicing rights are initially recorded at fair value. Park selected the “amortization method” as permissible within U.S. GAAP, whereby the servicing rights capitalized are amortized in proportion to and over the period of estimated future servicing income of the underlying loan. At the end of each reporting period, the carrying value of mortgage servicing rights (“MSRs”) is assessed for impairment with a comparison to fair value. MSRs are carried at the lower of their amortized cost or fair value. The amortization of MSRs is included within other service income in the Consolidated Statements of Income.
Activity for MSRs and the related valuation allowance follows:

December 31 (In thousands)	2017	2016	2015
MSRs:
Carrying amount, net, beginning of year	$9,266	$9,008	$8,613
Additions	1,941	2,286	1,748
Amortization	(1,624)	(1,835)	(1,637)
Change in valuation allowance	105	(193)	284
Carrying amount, net, end of year	$9,688	$9,266	$9,008
Valuation allowance:
Beginning of year	$735	$542	$826
Change in valuation allowance	(105)	193	(284)
End of year	$630	$735	$542

The fair value of MSRs was $9.7 million and $9.3 million at December 31, 2017 and 2016, respectively. The fair value of MSRs at December 31, 2017 was established using a discount rate of 13% and constant prepayment speeds ranging from 6.54% to 17.10%. The fair value of MSRs at December 31, 2016 was established using a discount rate of 13% and constant prepayment speeds ranging from 6.24% to 16.80%.

Servicing fees included in other service income were $3.5 million, $3.4 million and $3.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.